A

March 31, 2000

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
File Desk
Judiciary Plaza
450 Fifth Street N.W.
Washington, D.C.  20549

Re:	Smith Barney Investment Trust (the "Trust")
	On behalf of the Smith Barney S&P 500 Index Fund (the
"Fund")
File Nos. 33-43446; 811-06444

Ladies and Gentlemen:

Pursuant to Rule 497 (j) under the Securities Act of 1933, as amended, please accept this letter as certification that
(a)the Fund's prospectus, dated March 30, 1999, (b) two supplements to the prospectus for Class A and Class D shares, dated March 31, 2000 and October 13, 1999, and (c) the statement of additional information, dated March 30, 1999, for the above referenced Fund does not differ from that contained in Post-Effective Amendment No. 27 filed on March 28,2000.

Please return an electronic transmittal as evidence of your receipt of this filing.

Sincerely,

/s/ Michael Kocur

Michael Kocur